Segment reporting	12 Months Ended
Dec. 31, 2017
Segment reporting
Segment reporting

29.  Segment reporting

The Group has determined that it operates in two operating segments: (1) JD Mall, (2) New Business. JD Mall represents core e-commerce business. New businesses include O2O (deconsolidated since its merger with Dada Nexus on April 26, 2016), insurance, technology initiatives, overseas business as well as logistics services provided to third parties. New businesses also include the business of Paipai.com for the years ended December 31, 2015. JD Finance was previously included in New businesses, which was deconsolidated from the Group since June 30, 2017 as a result of the reorganization of JD Finance (Note 6), accordingly, the Group updated the presentation of segment information for prior years to conform to the current year’s presentation.

The Group derives the results of the segments directly from its internal management reporting system. The CODM measures the performance of each segment based on metrics of revenue and earnings from operations and uses these results to evaluate the performance of, and to allocate resources to, each of the segments. The Group currently does not allocate assets, share-based compensation expenses and certain operating expenses to its segments, as the CODM does not use such information to allocate resources to or evaluate the performance of the operating segments. As most of the Group’s long-lived assets are located in the PRC and most of the Group’s revenues are derived from the PRC, no geographical information is presented.

The table below provides a summary of the Group’s operating segment results for the years ended December 31, 2015, 2016 and 2017.

	For the year ended December 31,
	2015	2016	2017
	RMB	RMB	RMB
Net revenues:
JD Mall	178,272,993	254,396,326	356,020,374
New businesses	2,362,902	3,297,434	6,021,508
Inter-segment*	(98,044)	(223,300)	(546,667)

Total segment net revenues	180,537,851	257,470,460	361,495,215
Unallocated items**	504,449	819,487	836,539

Total consolidated net revenues	181,042,300	258,289,947	362,331,754

Operating income/(loss):
JD Mall	151,589	2,269,500	4,956,264
New businesses	(748,775)	(670,430)	(2,070,668)

Total segment operating income/(loss)	(597,186)	1,599,070	2,885,596
Unallocated items **	(4,760,713)	(2,850,723)	(3,721,072)

Total consolidated operating loss	(5,357,899)	(1,251,653)	(835,476)
Total other income/(expense)	(2,398,073)	(630,248)	956,436

Income/(loss) before tax	(7,755,972)	(1,881,901)	120,960

(*) The inter-segment eliminations mainly consisted of services provided by JD Mall to overseas business, and services provided by JD Logistics to the vendors of JD Mall, which were recorded as a deduction of cost of revenues at the consolidated level.

(**) Unallocated items include revenue from business cooperation arrangements with equity investees, share-based compensation, amortization of intangible assets resulting from assets and business acquisitions, and impairment of goodwill and intangible assets, which are not allocated to segments.